Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Revenue

Note 4. Revenue

	June 30, 2026	June 30, 2025
	$	$
	Unaudited

Sales of goods	1,725,624	1,450,561

Revenue from contracts with customers

Revenue from the sale of goods is recognized at the point in time when the customer obtains control of the goods, which is generally at the time of delivery.

Major customers

	For the period ended June 30, 2026 % of total income	For the period ended June 30, 2025 % of total income
A	82%	40%
B	-	22%
C	10%	18%

Income by geography

	For the period ended June 30, 2026	For the period ended June 30, 2025
	% of total income	% of total income
Israel	5%	30%
U.S. & Canada	82%	50%
Rest of the world	13%	20%